Equity - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 04, 2022 USD ($) subscriptionAgreement $ / shares shares	Dec. 31, 2024 USD ($) vote shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Apr. 05, 2022 shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote		1
Value of each share after subdivision (in dollars per share) | $ / shares	$ 10.00
Merger agreement, number of shares issued for each legacy share (in shares)	1
Shares issued for merger transaction (in shares)	13,618,735
Issuance of ordinary shares in relation to the PIPE Agreements (in shares)	29,482,000
PIPE agreement shares issued, price (in dollars per share) | $ / shares	$ 10.00
Proceeds from PIPE agreements | $	$ 294,820
Number of shares issued (in shares)					13,618,735
Issuance of shares | $		$ 50,368	$ 118	$ 472,579
Gold Sino
Disclosure of classes of share capital [line items]
Number of subscription agreements | subscriptionAgreement	2
Number of shares issued in the period (in shares)	32,516,095
Shares issued, price (in dollars per share) | $ / shares	$ 1.5377
Issued capital, ordinary shares | $	$ 50,000
Number of shares issued (in shares)	10,838,698
Immediately after the issuance successive period	5 years
Issuance of shares | $	$ 10,000
Subscription Agreement
Disclosure of classes of share capital [line items]
Number of shares issued in the period (in shares)	16,887,328
Shares issued, price (in dollars per share) | $ / shares	$ 1.4804
Issued capital, ordinary shares | $	$ 25,000
Debt instrument, repurchase amount | $	$ 24,200	$ 24,600
Earn-in liabilities
Disclosure of classes of share capital [line items]
Sponsor earn-in shares issued (in shares)	6,393,750
Ordinary Shares
Disclosure of classes of share capital [line items]
Share subdivision ratio	1.1425
Issuance of ordinary shares in relation to the PIPE Agreements (in shares)		0	0	29,482,000